Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss [Abstract]
Net loss for the period	$ (1,555,183)	$ (1,578,762)
Currency translation differences	(105,897)	(414,098)
Total comprehensive income (loss) for the period	(1,661,080)	(1,992,860)
Attributable to:
Equity holders of the Company	(1,661,171)	(1,987,440)
Non-controlling interests	91	(5,420)
Comprehensive income	$ (1,661,080)	$ (1,992,860)